Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings per share
14.	Earnings per share:
(a)	Earnings per share computation:

The Company applies the if-converted method to determine the EPS impact for the convertible Series F preferred shares for those periods prior to the conversion of the shares. The following is a reconciliation of the numerator and denominator used in the basic and diluted EPS computations.

	Earnings	Shares	Per share
For the year ended December 31, 2017	(numerator)	(denominator)	amount
Net earnings	$175,237
Less preferred share dividends:
Series D	(9,925)
Series E	(11,100)
Series F	(9,730)
Series G	(15,990)
Series H	(17,731)
Basic EPS:
Earnings attributable to common shareholders	$110,761	117,524,000	$0.94
Effect of dilutive securities:
Share-based compensation	—	81,400
Diluted EPS:
Earnings attributable to common shareholders(1)	$110,761	117,605,400	$0.94

	Earnings	Shares	Per share
For the year ended December 31, 2016	(numerator)	(denominator)	amount
Net loss	$(139,039)
Less preferred share dividends:
Series C	(14,420)
Series D	(9,900)
Series E	(11,077)
Series F	(6,055)
Series G	(7,404)
Series H	(6,841)
Basic EPS:
Loss attributable to common shareholders	$(194,736)	102,869,000	$(1.89)
Effect of dilutive securities:
Share-based compensation	—	—
Diluted EPS(1):
Loss attributable to common shareholders	$(194,736)	102,869,000	$(1.89)

	Earnings	Shares	Per share
For the year ended December 31, 2015	(numerator)	(denominator)	amount
Net earnings	$199,391
Less preferred share dividends:
Series C	(33,537)
Series D	(10,086)
Series E	(11,121)
Series C preferred share repurchases	(100)
Basic EPS:
Earnings attributable to common shareholders	$144,547	99,217,000	$1.46
Effect of dilutive securities:
Share-based compensation	—	61,000
Diluted EPS:
Earnings attributable to common shareholders	$144,547	99,278,000	$1.46

(1)	The unexercised share-based compensation awards and convertible Series F preferred shares are not included in the computation of diluted EPS if their effects are anti-dilutive for the year.